share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2020
share-based compensation
Employee benefits expense	$ 55	$ 63	$ 105	$ 129
Associated operating cash outflows	(13)	(11)	(37)	(42)
Statement of cash flows adjustment	42	52	68	87	$ 120	$ 50
TELUS technology solutions
share-based compensation
Employee benefits expense	47	39	87	74
Associated operating cash outflows	(11)	(11)	(29)	(20)
Statement of cash flows adjustment	36	28	58	54
Digitally-led customer experiences
share-based compensation
Employee benefits expense	8	24	18	55
Associated operating cash outflows	(2)		(8)	(22)
Statement of cash flows adjustment	6	24	10	33
Restricted share units
share-based compensation
Employee benefits expense	44	48	85	98
Associated operating cash outflows	(1)		(8)
Statement of cash flows adjustment	43	48	77	98
Restricted share units | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	43	48	83	93
Employee share purchase plan
share-based compensation
Employee benefits expense	11	11	22	20
Associated operating cash outflows	(11)	(11)	(22)	(20)
Share option awards
share-based compensation
Employee benefits expense		4	(2)	11
Associated operating cash outflows	(1)		(7)	(22)
Statement of cash flows adjustment	(1)	4	(9)	(11)
Share option awards | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense		$ 4	$ (2)	$ 10